Investment in associates	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investment in associates	Investment in associates

	Versamet	BeMetals	Calibre	Total
	$	$	$	$

Balance at December 31, 2022	—	8,275	111,774	120,049
Share of net income (loss)	—	(251)	20,122	19,871
Impairment	—	(4,885)	—	(4,885)
Loss on dilution	—	—	(943)	(943)
Balance at December 31, 2023	—	3,139	130,953	134,092
Shares acquired	88,933	1,589	—	90,522
Share of net (loss) income	(1,866)	(378)	4,874	2,630
Shares sold	—	—	(83,480)	(83,480)
Transfer to long-term investments	—	—	(43,363)	(43,363)
Loss on dilution	—	—	(8,984)	(8,984)
Balance at December 31, 2024	87,067	4,350	—	91,417

Calibre

On January 24, 2024, the Company's associate Calibre completed the acquisition of Marathon Gold Corporation ("Marathon"). As a result of the Calibre shares issued for the acquisition of Marathon, the Company's interest in Calibre was diluted from 24% to 15%, resulting in a dilution loss of $9 million. Despite owning less than 20% of Calibre, the Company determined that, at that time, it still had significant influence over its associate due to, among other things, the Company's right to nominate one Director to the Board of Calibre.
On June 20, 2024, the Company sold 79 million of its 111 million shares in Calibre for proceeds of $100 million (net of transaction costs). The gain on sale of the Calibre shares was calculated as follows:

$

Fair value of common shares received	101,455
Transaction costs	(1,153)
Net proceeds received	100,302

Book value of associate	126,843
Transfer to long-term investments	(43,363)
Book value of assets sold	83,480

Gain on sale of mining interests	16,822

The equity accounting for Calibre is based on its published results to June 30, 2024. The Company's equity share of Calibre's estimated net income for the year ended December 31, 2024 was $5 million (2023 - $20 million).

As a result of the decreased shareholding and no longer having the right to nominate a member to the Board of Directors of Calibre, the Company determined it no longer had significant influence over Calibre. The remaining investment at June 20, 2024, of 32 million shares, valued at $43 million, was reclassified to Long-term investments in the Consolidated Balance Sheet (Note 8).

Versamet transaction

During the year ended December 31, 2024, the Company closed the sale of certain royalties to Versamet (see Note 9) in exchange for common shares in Versamet valued at $81 million. On August 13, 2024, the Company also completed a private placement for 13 million shares of Versamet valued at Cdn. $0.81 per share for total cost of $7.5 million.

The Company and Versamet also entered into an Investor Rights Agreement which entitles B2Gold to nominate one member to Versamet’s Board of Directors and pro rata participation rights with respect to future capital raises. The Company determined that it has significant influence over the decision-making processes of Versamet due to the ability to nominate a Director to the Board and owning 33% of the outstanding share capital. As a result, the Company's investment in Versamet has been recorded as an Investment in Associate in the Consolidated Balance Sheet.

The equity accounting for Versamet is based on its published results to September 30, 2024. The following is a summary of the Condensed Interim Statement of Financial Position of Versamet at September 30, 2024 on a 100% basis: Current assets - $10 million, non-current assets - $231 million, total assets - $240 million, current liabilities - $17 million, non-current liabilities - $5 million and net assets - $218 million. The following is a summary of the Condensed Interim Statement of Operations of Versamet for the nine months ending September 30, 2024 on a 100% basis: Revenues - $9 million, production costs - $7 million, depreciation and depletion - $1 million, other operating expenses - $2 million, stock-based compensation - $2 million, deferred income tax expense - $3 million and net income - $5 million. The Company's equity share of Versamet's estimated net loss for the year ended December 31, 2024 was $2 million (2023 - $nil).

BeMetals

During the year ended December 31, 2024, the Company completed a private placement for an additional 22 million shares of BeMetals at a cost of Cdn. $0.10 per share for a total cost of $2 million.

The trading price of BeMetals on December 31, 2024 was Cdn $0.05 per share which corresponds to a quoted market value of $2 million (at a closing exchange rate of Cdn $1.45 per US$) for the Company's investment.

During the year ended December 31, 2023, the Company determined that its associate BeMetals had become impaired due to the significant and prolonged decline in the fair value of the BeMetals shares held. The Company recorded an impairment loss of $5 million to reflect the fair value of the investment in BeMetals.
The equity accounting for BeMetals is based on its most recent published results to September 30, 2024. BeMetals files its financial results in Canadian dollars. The Condensed Interim Consolidated Statement of Financial Position has been converted to United States dollars at a rate of Cdn. $1.45 and the Condensed Statement of Loss and Comprehensive Loss has been converted at a rate of Cdn. $1.37. The following is a summary of the Condensed Interim Consolidated Statement of Financial Position of BeMetals at September 30, 2024 on a 100% basis: Current assets - $3 million, non-current assets - $22 million, total assets - $26 million, and net assets - $17 million. The following is a summary of the Condensed Interim Consolidated Statement of Loss and Comprehensive Loss of BeMetals for the nine months ending September 30, 2024 on a 100% basis: net loss and comprehensive loss - $1 million.